DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Derivative [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales
Net (losses) deferred in Accumulated Other Comprehensive Loss	$ 5,247	$ (6,382)
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss	5,199	(13,217)
Cost of Sales
Derivative [Line Items]
Realized net (losses) gains:	(900)	(2,003)
Unrealized net gains (losses):	117	1,263
Other Income, net
Derivative [Line Items]
Realized net (losses) gains:	139	(22)
Unrealized net gains (losses):	947	516
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss	5,519	(2,997)
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss	0	0
Foreign currency forward contracts: | Cost of Sales
Derivative [Line Items]
Realized net (losses) gains:		(265)
Foreign currency forward contracts: | Cost of Sales | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses) gains:		(1,915)
Foreign currency forward contracts: | Cost of Sales | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses) gains:		177
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses) gains:	(701)
Unrealized net gains (losses):	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses) gains:	(199)
Unrealized net gains (losses):	117	(528)
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Realized net (losses) gains:	0
Unrealized net gains (losses):	0	1,791
Foreign currency forward contracts: | Other Income, net
Derivative [Line Items]
Realized net (losses) gains:		0
Foreign currency forward contracts: | Other Income, net | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses) gains:		0
Foreign currency forward contracts: | Other Income, net | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses) gains:		0
Foreign currency forward contracts: | Other Income, net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses) gains:	0
Unrealized net gains (losses):	0	0
Foreign currency forward contracts: | Other Income, net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses) gains:	0
Unrealized net gains (losses):	0	6
Foreign currency forward contracts: | Other Income, net | Fair value hedges
Derivative [Line Items]
Realized net (losses) gains:	139	(22)
Unrealized net gains (losses):	947	510
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss	0	0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Realized net (losses) gains:	0
Unrealized net gains (losses):	0	0
Bunker fuel hedges | Other Income, net
Derivative [Line Items]
Realized net (losses) gains:	0
Unrealized net gains (losses):	0	0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net (losses) deferred in Accumulated Other Comprehensive Loss	(320)	(10,220)
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized net gains (losses):	0	0
Interest rate swap contracts: | Other Income, net
Derivative [Line Items]
Unrealized net gains (losses):	$ 0	$ 0